Financial Risk Management - Concentration of insurance risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management.
Insurance	$ 31,064.1	$ 26,934.8
Reinsurance	$ (6,197.7)	(4,977.4)
Reserving risk
Asbestos and environmental claims, maximum settlement period (in years)	40 years
Catastrophe risk
Normalized Net Earnings, Percent Return On Common Shareholders' Equity Adjusted To Pre-Tax Basis	15.00%
Canada
Financial Risk Management.
Insurance	$ 2,869.1	2,772.7
United States
Financial Risk Management.
Insurance	17,167.6	16,922.7
Middle East and Asia
Financial Risk Management.
Insurance	5,249.5	1,958.6
Other International
Financial Risk Management.
Insurance	5,777.9	5,280.8
Property
Financial Risk Management.
Insurance	10,796.9	9,743.2
Casualty
Financial Risk Management.
Insurance	16,820.5	14,948.4
Specialty
Financial Risk Management.
Insurance	3,446.7	2,243.2
Insurance risk
Financial Risk Management.
Insurance	31,064.1	26,934.8
Reinsurance	(6,197.7)	(4,977.4)
Net insurance revenue	24,866.4	21,957.4
Insurance risk | Canada
Financial Risk Management.
Insurance	2,868.9	2,772.7
Reinsurance	(265.9)	(286.1)
Net insurance revenue	2,603.0	2,486.6
Insurance risk | United States
Financial Risk Management.
Insurance	17,167.9	16,922.7
Reinsurance	(2,870.7)	(3,004.3)
Net insurance revenue	14,297.2	13,918.4
Insurance risk | Middle East and Asia
Financial Risk Management.
Insurance	5,249.6	1,958.6
Reinsurance	(1,790.5)	(433.8)
Net insurance revenue	3,459.1	1,524.8
Insurance risk | Other International
Financial Risk Management.
Insurance	5,777.7	5,280.8
Reinsurance	(1,270.6)	(1,253.2)
Net insurance revenue	4,507.1	4,027.6
Insurance risk | Property
Financial Risk Management.
Net insurance revenue	8,524.4	7,798.8
Insurance risk | Property | Canada
Financial Risk Management.
Net insurance revenue	1,392.4	1,268.1
Insurance risk | Property | United States
Financial Risk Management.
Net insurance revenue	3,828.1	4,021.1
Insurance risk | Property | Middle East and Asia
Financial Risk Management.
Net insurance revenue	1,320.3	735.0
Insurance risk | Property | Other International
Financial Risk Management.
Net insurance revenue	1,983.6	1,774.6
Insurance risk | Casualty
Financial Risk Management.
Net insurance revenue	13,739.6	12,411.7
Insurance risk | Casualty | Canada
Financial Risk Management.
Net insurance revenue	1,113.8	1,124.4
Insurance risk | Casualty | United States
Financial Risk Management.
Net insurance revenue	9,582.3	9,188.7
Insurance risk | Casualty | Middle East and Asia
Financial Risk Management.
Net insurance revenue	1,274.1	556.0
Insurance risk | Casualty | Other International
Financial Risk Management.
Net insurance revenue	1,769.4	1,542.6
Insurance risk | Specialty
Financial Risk Management.
Net insurance revenue	2,602.4	1,746.9
Insurance risk | Specialty | Canada
Financial Risk Management.
Net insurance revenue	96.8	94.1
Insurance risk | Specialty | United States
Financial Risk Management.
Net insurance revenue	886.8	708.6
Insurance risk | Specialty | Middle East and Asia
Financial Risk Management.
Net insurance revenue	864.7	233.8
Insurance risk | Specialty | Other International
Financial Risk Management.
Net insurance revenue	754.1	710.4
Life insurance and Run-off
Financial Risk Management.
Insurance	189.6	135.5
Life insurance and Run-off | United States
Financial Risk Management.
Insurance	10.9	13.2
Life insurance and Run-off | Middle East and Asia
Financial Risk Management.
Insurance	42.0
Life insurance and Run-off | Other International
Financial Risk Management.
Insurance	136.7	122.3
Life insurance and Run-off | Casualty
Financial Risk Management.
Insurance	10.9	13.2
Life insurance and Run-off | Specialty
Financial Risk Management.
Insurance	178.7	122.3
Life insurance and Run-off | Insurance risk
Financial Risk Management.
Net insurance revenue	$ 151.9	$ 118.4